Areas of Significant Judgement and Estimation Uncertainty (Details) - agreement			1 Months Ended	12 Months Ended
	Mar. 31, 2023	Jun. 28, 2022	Aug. 31, 2022	Dec. 31, 2023	Dec. 31, 2022
Judgements and Estimates [Line Items]
Number of power purchase agreements			2
Purchase power agreement, period			10 years
Sandbox
Judgements and Estimates [Line Items]
Proportion of ownership interest in associate				20.30%	34.40%
i-80 Gold
Judgements and Estimates [Line Items]
Proportion of ownership interest in associate	19.95%			0.00%	25.30%
Bear Creek
Judgements and Estimates [Line Items]
Proportion of ownership interest in associate				20.00%
Royalty Interest | Sandbox
Judgements and Estimates [Line Items]
Proportion of ownership interest in associate		35.00%